RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company

Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd. (“Guangdong Dogness”)	Relate to one of the Company’s shareholders
Guangdong Dogness Technology Co., Ltd. (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

SCHEDULE OF DUE FROM RELATED PARTIES	As of June 30, 2021 and 2020, due from related parties consist of the following:
	As of June 30,
	2021	2020
Linsun	$32,118	$-
Dogness Network	410	-
	32,528	-

SCHEDULE OF DUE TO RELATED PARTIES	As of June 30, 2021 and 2020, due to related parties consist of the following:
	As of June 30,
	2021	2020
Mr. Silong Chen	$2,001,940	$25,462

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the years ended June 30,
Name	2021	2020	2019
Linsun	$-	$72,987	$185,126
Dogness Network	1,207,686	836,664	143,441
Total	$1,207,686	$909,651	$328,567

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES	Accounts receivable from related party consisted of the following:
	As of June 30,
Accounts receivable - related parties:	2021	2020
-Dogness Network	$515,193	$559,465
Total	$515,193	$559,465

SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES	Accounts payables to related parties consisted of the following
	As of June 30,
Accounts payable - related parties:	2021	2020
-Linsun	$350,199	$301,555
-Dogness Network	-	3,660
Total	$350,199	$305,215